Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Earnings per share [line items]
Basic net earnings	$ 1,369,072	$ 1,117,862
Diluted net earnings	$ 1,369,072	$ 1,117,862
Basic weighted average number of ordinary shares outstanding (in shares)	249,119,219	262,005,521
Net effect of dilutive stock options and PSUs (in shares)	3,969,661	4,098,541
Diluted weighted average number of ordinary shares outstanding (in shares)	253,088,880	266,104,062
Basic earnings per share (CAD per share)	$ 5.50	$ 4.27
Diluted earnings per share (CAD per share)	$ 5.41	$ 4.20
Anti-dilutive securities excluded from computation of earnings per share (in shares)	1,276,809	876,213
Class A subordinate voting shares | Capital stock
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share (in shares)	15,460,465	10,605,464
PSUs | Class A subordinate voting shares | Capital stock
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share (in shares)	1,433,521	1,243,022